Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

September 6, 2012

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)
Post-Effective Amendment No. 254 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Funds’ (listed in Exhibit A) prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 254 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on September 4, 2012 (accession no.: 0000907244-12-000395).

If you have any questions or would like further information, please call me at (617) 210-3662.

Very truly yours,

/s/ Brian J. Montana

Brian J. Montana

Senior Counsel

APPENDIX A

Funds Trust

Wells Fargo Advantage Asia Pacific Fund
Wells Fargo Advantage Emerging Markets Equity Income Fund